Cash and cash equivalents - Schedule of Cash And Cash Equivalents (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Cash and cash equivalents [Abstract]
Cash at bank		€ 24,652		€ 8,274
Total	€ 29,775	€ 24,652	€ 6,010	€ 8,274	€ 21,277	€ 1,211